Document and Entity Information	Feb. 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001668428
Document Type	8-K
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	FGL HOLDINGS
Entity Incorporation State Country Code	E9
Entity File Number	001-37779
Entity Tax Identification Number	98-1354810
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Boundary Hall
Entity Address, Address Line Three	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Region	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
Entity Address, State or Province	KY
City Area Code	1 (345)
Local Phone Number	947-5614
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $.0001 per share
Trading Symbol	FG
Security Exchange Name	NYSE
Ordinary Shares Par Value .0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase ordinary shares
Trading Symbol	FG WS
Security Exchange Name	NYSE